GAIN ON SALE OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups	At the time of disposal on December 31, 2020, the consolidated net assets held by River Box were as follows:

(in thousands of $)	2020
Cash and cash equivalents	2,859
Investments in sales-type and direct financing leases	540,908
Finance lease liability	(464,740)
Long-term loan from related party	(45,000)
Other current liabilities	(2,861)
Net assets	31,166